PAYROLL PROTECTION PROGRAM LOAN (Details) - USD ($)	Jun. 04, 2020	Apr. 25, 2020
PPP Loan
Unsecured loan amount		$ 176,300
Term of the debt (in years)		2 years
Interest rate (as a percent)		1.00%
Repayment deferral period (in months)		10 years
Payments of principal and interest (in monthly)		$ 20,000
10% Convertible Notes
Term of the debt (in years)	3 years
Aggregate principal amount	$ 550,000
Conversion Price (in dollars per share)	$ 0.27
VWAP (in dollars per share)	$ 0.32